Distribution of Property, Plant and Equipment, Net, by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 168,373	$ 168,461
Ireland
Segment Reporting Information [Line Items]
Property, plant and equipment, net	110,369	109,953
Rest Of Europe
Segment Reporting Information [Line Items]
Property, plant and equipment, net	16,115	16,419
U.S.
Segment Reporting Information [Line Items]
Property, plant and equipment, net	32,400	33,086
Other
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 9,489	$ 9,003